INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses	$ 15,303,921	$ 15,423,921
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
Intangible assets, gross	17,489,168	17,609,168
Less: accumulated amortization	(11,082,687)	(9,516,505)
Estimated aggregate amortization expense, Total	$ 6,406,481	$ 8,092,663